Private Placement - Additional Information (Detail) - USD ($)		1 Months Ended	4 Months Ended
	Aug. 25, 2020	Jun. 30, 2020	Sep. 30, 2020
Private Placement [Line Items]
Proceeds from warrants issued			$ 6,000,000
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Warrants issued price per warrant	$ 11.50	$ 11.50
Class A Common Stock and Public Warrants [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Warrants issued price per warrant		$ 1.00
Warrants issued during the period		6,000,000
Proceeds from warrants issued		$ 6,000,000
Class A Common Stock and Public Warrants [Member] | Over-Allotment Option [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Warrants issued during the period		6,600,000
Proceeds from warrants issued		$ 6,600,000
Class A Common Stock and Public Warrants [Member] | Private Placement [Member]
Private Placement [Line Items]
Warrants issued price per warrant	$ 1.00
Warrants issued during the period	6,000,000
Proceeds from warrants issued	$ 6,000,000